Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2015	Sep. 30, 2014
Intangible Assets [Abstract]
Summary of capitalized patent costs
	June 30,	September 30,
	2015	2014
	(unaudited)

Patent costs	$1,218,043	$1,135,964
Amortization	(814,454)	(688,537)
	$403,589	$447,427

	September 30,
	2014	2013
Patent costs	$1,135,964	$939,535
Amortization	(688,537)	(471,698)
	$447,427	$467,837

Summary of amortization expense over the estimated remaining lives of the patents
Year Ending June 30,

2016	$174,006
2017	123,476
2018	30,556
2019	23,235
2020	21,971
Remainder	30,345
$403,589

Year Ending September 30,
2015	$162,281
2016	158,847
2017	80,861
2018	16,254
2019	10,401
Thereafter	18,783
$447,427